Income Taxes - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Income Tax Examination [Line Items]
CAMT credit carryforward			$ 200
Effective income tax rate	24.30%	24.10%
Unrecognized Tax Benefits	$ 50
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 2